N-6	May 10, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	May 10, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Effective May 1, 2023, the underlying fund information related to Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
PIMCO CommodityRealReturn® Portfolio – Institutional Class; Pacific Investment Management Company, LLC	1.14%[1]
PIMCO Global Managed Asset Allocation Portfolio – Institutional Class; Pacific Investment Management Company, LLC	1.05%[1]
PIMCO Income Portfolio – Administrative Class; Pacific Investment Management Company, LLC	0.82%
PIMCO International Bond Institutional (U.S. Dollar-Hedged) – Institutional Class; Pacific Investment Management Company, LLC	0.86%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Average Annual Total Returns, 1 Year [Percent]	1.00%
Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
PIMCO CommodityRealReturn® Portfolio – Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.14%	[1]
PIMCO Global Managed Asset Allocation Portfolio – Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Global Managed Asset Allocation Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.05%	[1]
PIMCO Income Portfolio – Administrative Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Portfolio – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.82%
PIMCO International Bond Institutional (U.S. Dollar-Hedged) – Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO International Bond Institutional (U.S. Dollar-Hedged) – Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.86%

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.